PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: Accumulated Depreciation	$ (54,731)	$ (20,656)
Property, Plant and Equipment, net	167,872	142,406
S and S Beverage [Member]
Less: Accumulated Depreciation	(2,311)	(15,843)
Property, Plant and Equipment, net	12,200	13,168
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	57,879	52,450
Computer Equipment [Member]
Property, Plant and Equipment, Gross	16,638	14,225
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	79,951	50,187
Vehicles [Member]
Property, Plant and Equipment, Gross	68,135	46,200
Star-up Cost [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Gross	11	11
Website Costs [Member] | S and S Beverage [Member]
Property, Plant and Equipment, Gross	$ 14,500	$ 29,000